INSTITUTIONAL [Member] Expense Example - INSTITUTIONAL - MUNICASH - Institutional Shares	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	84
Expense Example, with Redemption, 5 Years	154
Expense Example, with Redemption, 10 Years	$ 359